UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02841

Fidelity Capital Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity® Stock Selector Fund : FDSSX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Fund	$ 54	0.49%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Stock Selector Fund	17.16%	14.80%	14.33%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913731.101    320-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class Z : FZAPX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 46	0.42%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class Z	17.25%	14.89%	14.44%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913730.101    2541-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class M : FSJHX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 112	1.04%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	12.46%	13.37%	13.30%
Class M (without 3.50% sales charge)	16.54%	14.18%	13.70%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913727.101    2444-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity® Stock Selector Fund Class K : FSSKX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 46	0.42%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	17.26%	14.90%	14.44%
S&P 500® Index	17.60%	16.47%	15.30%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913725.101    2101-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class I : FBRNX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 58	0.54%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	17.12%	14.73%	14.28%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913729.101    2449-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class C : FLACX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 166	1.54%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	14.94%	13.58%	13.28%
Class C	15.94%	13.58%	13.28%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913728.101    2448-TSRA-1125

ANNUAL SHAREHOLDER REPORT | AS OF SEPTEMBER 30, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Stock Selector Fund Fidelity Advisor® Stock Selector Fund Class A : FMAMX

This annual shareholder report contains information about Fidelity® Stock Selector Fund for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 85	0.79%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, security selection contributed to the fund's performance versus the S&P 500® index for the fiscal year, led by picks in the financials and communication services sectors.
•The top individual relative contributor was Salesforce (+20%), which we sold this period. Elsewhere, a new non-index stake in Circle Internet Group (+62%) provided a boost, as did an overweight in Alphabet (+47%), a holding we added to prior to the end of September.
•Conversely, investment choices in the consumer staples, information technology and consumer discretionary sectors detracted from relative performance.
•Within technology, an underweight in Broadcom (+93%) topped the fund's list of relative detractors. This was a position we established the past 12 months. Negligible exposure to Palantir Technologies (+390%), a new position in the fund this period, also weighed relative performance. A modest overweight in Apple (+9%) hurt as well. We increased exposure to the stock this period.
•Notable changes in positioning include a higher allocation to the information technology sector and reduced exposure to health care stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
September 30, 2015 through September 30, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	10.11%	13.11%	13.32%
Class A (without 5.75% sales charge)	16.83%	14.46%	13.99%
S&P 500® Index	17.60%	16.47%	15.30%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of September 30, 2025)

KEY FACTS
Fund Size	$8,020,666,684
Number of Holdings	2
Total Advisory Fee	$32,299,993
Portfolio Turnover	13%
What did the Fund invest in?
(as of September 30, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.7
Financials	12.5
Communication Services	10.9
Consumer Discretionary	10.0
Health Care	8.8
Industrials	8.1
Consumer Staples	4.8
Energy	3.0
Utilities	2.2
Real Estate	1.8
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.5
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Taiwan - 1.4
Canada - 1.2
Netherlands - 0.7
United Kingdom - 0.6
Korea (South) - 0.5
Puerto Rico - 0.3
Belgium - 0.2
Spain - 0.2
Others - 1.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.9
Microsoft Corp	7.8
Apple Inc	7.2
Alphabet Inc Class A	5.7
Amazon.com Inc	4.2
Meta Platforms Inc Class A	2.9
Broadcom Inc	2.4
Tesla Inc	1.9
Mastercard Inc Class A	1.3
Bank of America Corp	1.2
43.5
How has the Fund changed?

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's name changed from Fidelity® Stock Selector All Cap Fund to Fidelity® Stock Selector Fund during the reporting period.
The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913726.101    2443-TSRA-1125

Item 2.

Code of Ethics

As of the end of the period, September 30, 2025, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Stock Selector Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Fund	$29,700	$-	$7,900	$500

September 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Stock Selector Fund	$27,900	$-	$7,600	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2025A	September 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2025A	September 30, 2024A
Deloitte Entities	$2,440,600	$5,193,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Stock Selector Fund
(formerly Fidelity® Stock Selector All Cap Fund)

Annual Report
September 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Stock Selector Fund
Schedule of Investments September 30, 2025
Showing Percentage of Net Assets
Domestic Equity Funds - 100.0%
	Shares	Value ($)
Fidelity U.S. Equity Central Fund (a) (Cost $4,833,438,441)	51,528,658	8,023,012,041

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $576,662)	4.21	576,546	576,662

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,834,015,103)	8,023,588,703
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,922,019)
NET ASSETS - 100.0%	8,020,666,684

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	508,941	646,509	578,788	23,590	-	-	576,662	576,546	0.0%
Fidelity U.S. Equity Central Fund	6,929,099,221	1,487,036,260	947,492,213	626,791,136	(60,637,830)	615,006,603	8,023,012,041	51,528,658	42.9%
Total	6,929,608,162	1,487,682,769	948,071,001	626,814,726	(60,637,830)	615,006,603	8,023,588,703

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of September 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Domestic Equity Funds	8,023,012,041	8,023,012,041	-	-

Money Market Funds	576,662	576,662	-	-
Total Investments in Securities:	8,023,588,703	8,023,588,703	-	-
Financial Statements
Statement of Assets and Liabilities
As of September 30, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Fidelity Central Funds (cost $4,834,015,103)	$8,023,588,703

Investments in Fidelity Central Funds (cost $4,834,015,103)		$8,023,588,703
Cash		469
Receivable for investments sold		11,990
Receivable for fund shares sold		4,209,575
Distributions receivable from Fidelity Central Funds		1,963
Prepaid expenses		8,957
Other receivables		167
Total assets		8,027,821,824
Liabilities
Payable for investments purchased	$2,583,460
Payable for fund shares redeemed	1,647,964
Accrued management fee	2,758,505
Distribution and service plan fees payable	132,156
Other payables and accrued expenses	33,055
Total liabilities		7,155,140
Net Assets		$8,020,666,684
Net Assets consist of:
Paid in capital		$4,502,510,791
Total accumulated earnings (loss)		3,518,155,893
Net Assets		$8,020,666,684

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($306,774,660 ÷ 3,421,918 shares)(a)		$89.65
Maximum offering price per share (100/94.25 of $89.65)		$95.12
Class M :
Net Asset Value and redemption price per share ($132,253,688 ÷ 1,479,696 shares)(a)		$89.38
Maximum offering price per share (100/96.50 of $89.38)		$92.62
Class C :
Net Asset Value and offering price per share ($17,887,634 ÷ 204,285 shares)(a)		$87.56
Stock Selector :
Net Asset Value, offering price and redemption price per share ($2,826,996,677 ÷ 31,277,676 shares)		$90.38
Class K :
Net Asset Value, offering price and redemption price per share ($23,113,022 ÷ 255,964 shares)		$90.30
Class I :
Net Asset Value, offering price and redemption price per share ($71,828,113 ÷ 781,094 shares)		$91.96
Class Z :
Net Asset Value, offering price and redemption price per share ($4,641,812,890 ÷ 51,694,925 shares)		$89.79
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended September 30, 2025
Investment Income
Dividends		$1,427
Income from Fidelity Central Funds		83,168,570
Total income		83,169,997
Expenses
Management fee
Basic fee	$41,235,758
Performance adjustment	(8,935,765)
Distribution and service plan fees	1,506,238
Custodian fees and expenses	1,917
Independent trustees' fees and expenses	28,046
Registration fees	237,377
Audit fees	42,616
Legal	6,834
Miscellaneous	25,539
Total expenses before reductions	34,148,560
Expense reductions	(962)
Total expenses after reductions		34,147,598
Net Investment income (loss)		49,022,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	4,938
Fidelity Central Funds	(60,637,830)
Capital gain distributions from Fidelity Central Funds	543,646,156
Total net realized gain (loss)		483,013,264
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Fidelity Central Funds	615,006,603
Assets and liabilities in foreign currencies	(10)
Total change in net unrealized appreciation (depreciation)		615,006,593
Net gain (loss)		1,098,019,857
Net increase (decrease) in net assets resulting from operations		$1,147,042,256
Statement of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,022,399	$54,191,789
Net realized gain (loss)	483,013,264	267,308,025
Change in net unrealized appreciation (depreciation)	615,006,593	1,280,602,544
Net increase (decrease) in net assets resulting from operations	1,147,042,256	1,602,102,358
Distributions to shareholders	(333,341,251)	(112,710,856)

Share transactions - net increase (decrease)	279,809,281	457,372,780
Total increase (decrease) in net assets	1,093,510,286	1,946,764,282

Net Assets
Beginning of period	6,927,156,398	4,980,392,116
End of period	$8,020,666,684	$6,927,156,398

Financial Highlights
Fidelity Advisor® Stock Selector Fund Class A

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.19	$62.33	$52.02	$65.12	$51.66
Income from Investment Operations
Net investment income (loss) A,B	.30	.42	.27	.11	(.02)
Net realized and unrealized gain (loss)	12.72	18.65	10.20	(12.46)	16.29
Total from investment operations	13.02	19.07	10.47	(12.35)	16.27
Distributions from net investment income	(.42)	(.30)	(.16)	(.20)	(.31)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)
Total distributions	(3.56)	(1.21)	(.16)	(.75)	(2.81) C
Net asset value, end of period	$89.65	$80.19	$62.33	$52.02	$65.12
Total Return D,E	16.83%	30.96%	20.16%	(19.24)%	32.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79%	.74%	.90%	.96%	.96%
Expenses net of fee waivers, if any	.79%	.73%	.89%	.96%	.96%
Expenses net of all reductions, if any	.79%	.73%	.89%	.96%	.96%
Net investment income (loss)	.37%	.59%	.45%	.18%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$306,775	$284,516	$230,396	$201,108	$266,052
Portfolio turnover rate H	13%	3%	7%	13% I	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class M

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$79.95	$62.15	$51.96	$65.05	$51.61
Income from Investment Operations
Net investment income (loss) A,B	.09	.25	.12	(.04)	(.17)
Net realized and unrealized gain (loss)	12.69	18.61	10.20	(12.48)	16.29
Total from investment operations	12.78	18.86	10.32	(12.52)	16.12
Distributions from net investment income	(.21)	(.14)	(.13)	(.02)	(.18)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)
Total distributions	(3.35)	(1.06) C	(.13)	(.57)	(2.68) C
Net asset value, end of period	$89.38	$79.95	$62.15	$51.96	$65.05
Total Return D,E	16.54%	30.65%	19.88%	(19.46)%	31.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.04%	.98%	1.14%	1.21%	1.21%
Expenses net of fee waivers, if any	1.04%	.97%	1.13%	1.20%	1.20%
Expenses net of all reductions, if any	1.04%	.97%	1.13%	1.20%	1.20%
Net investment income (loss)	.12%	.35%	.21%	(.06)%	(.28)%
Supplemental Data
Net assets, end of period (000 omitted)	$132,254	$128,064	$107,894	$96,711	$129,770
Portfolio turnover rate H	13%	3%	7%	13% I	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class C

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$78.36	$61.11	$51.29	$64.13	$50.91
Income from Investment Operations
Net investment income (loss) A,B	(.30)	(.12)	(.19)	(.37)	(.50)
Net realized and unrealized gain (loss)	12.42	18.28	10.06	(12.36)	16.09
Total from investment operations	12.12	18.16	9.87	(12.73)	15.59
Distributions from net investment income	-	-	(.05)	-	-
Distributions from net realized gain	(2.92)	(.91)	-	(.11)	(2.37)
Total distributions	(2.92)	(.91)	(.05)	(.11)	(2.37)
Net asset value, end of period	$87.56	$78.36	$61.11	$51.29	$64.13
Total Return C,D	15.94%	29.99%	19.25%	(19.89)%	31.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.54%	1.50%	1.67%	1.74%	1.75%
Expenses net of fee waivers, if any	1.54%	1.49%	1.66%	1.74%	1.75%
Expenses net of all reductions, if any	1.54%	1.49%	1.66%	1.74%	1.75%
Net investment income (loss)	(.38)%	(.17)%	(.33)%	(.60)%	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,888	$17,848	$15,368	$15,757	$22,759
Portfolio turnover rate G	13%	3%	7%	13% H	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Fund

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.85	$62.82	$52.31	$65.13	$51.66
Income from Investment Operations
Net investment income (loss) A,B	.54	.63	.45	.31	.15
Net realized and unrealized gain (loss)	12.81	18.80	10.26	(12.54)	16.29
Total from investment operations	13.35	19.43	10.71	(12.23)	16.44
Distributions from net investment income	(.68)	(.49)	(.20)	(.04)	(.46)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)
Total distributions	(3.82)	(1.40)	(.20)	(.59)	(2.97)
Net asset value, end of period	$90.38	$80.85	$62.82	$52.31	$65.13
Total Return C	17.16%	31.36%	20.52%	(19.00)%	32.68%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.46%	.60%	.66%	.68%
Expenses net of fee waivers, if any	.49%	.45%	.59%	.66%	.68%
Expenses net of all reductions, if any	.49%	.45%	.59%	.66%	.68%
Net investment income (loss)	.66%	.86%	.74%	.48%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$2,826,997	$2,354,786	$1,441,528	$1,175,599	$7,268,497
Portfolio turnover rate F	13%	3%	7%	13% G	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Stock Selector Fund Class K

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.74	$62.73	$52.20	$65.34	$51.80
Income from Investment Operations
Net investment income (loss) A,B	.60	.70	.50	.37	.22
Net realized and unrealized gain (loss)	12.81	18.76	10.24	(12.52)	16.33
Total from investment operations	13.41	19.46	10.74	(12.15)	16.55
Distributions from net investment income	(.70)	(.54)	(.21)	(.45)	(.51)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)
Total distributions	(3.85) C	(1.45)	(.21)	(.99) C	(3.01) C
Net asset value, end of period	$90.30	$80.74	$62.73	$52.20	$65.34
Total Return D	17.26%	31.47%	20.63%	(18.95)%	32.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.36%	.51%	.58%	.58%
Expenses net of fee waivers, if any	.42%	.35%	.50%	.58%	.58%
Expenses net of all reductions, if any	.42%	.35%	.50%	.58%	.58%
Net investment income (loss)	.73%	.97%	.83%	.56%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$23,113	$25,397	$20,508	$41,353	$555,733
Portfolio turnover rate G	13%	3%	7%	13% H	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class I

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$82.16	$63.81	$53.14	$65.64	$52.10
Income from Investment Operations
Net investment income (loss) A,B	.51	.62	.43	.28	.19
Net realized and unrealized gain (loss)	13.04	19.10	10.44	(12.78)	16.30
Total from investment operations	13.55	19.72	10.87	(12.50)	16.49
Distributions from net investment income	(.61)	(.45)	(.20)	-	(.45)
Distributions from net realized gain	(3.14)	(.91)	-	-	(2.51)
Total distributions	(3.75)	(1.37) C	(.20)	-	(2.95) C
Net asset value, end of period	$91.96	$82.16	$63.81	$53.14	$65.64
Total Return D	17.12%	31.30%	20.49%	(19.04)%	32.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.48%	.64%	.70%	.62%
Expenses net of fee waivers, if any	.54%	.47%	.64%	.69%	.62%
Expenses net of all reductions, if any	.54%	.47%	.64%	.69%	.62%
Net investment income (loss)	.62%	.84%	.70%	.44%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$71,828	$60,947	$47,031	$41,624	$55,690
Portfolio turnover rate G	13%	3%	7%	13% H	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Stock Selector Fund Class Z

Years ended September 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$80.32	$62.42	$51.94	$65.03	$51.58
Income from Investment Operations
Net investment income (loss) A,B	.59	.69	.50	.35	.22
Net realized and unrealized gain (loss)	12.74	18.67	10.19	(12.43)	16.25
Total from investment operations	13.33	19.36	10.69	(12.08)	16.47
Distributions from net investment income	(.72)	(.54)	(.21)	(.46)	(.52)
Distributions from net realized gain	(3.14)	(.91)	-	(.55)	(2.51)
Total distributions	(3.86)	(1.46) C	(.21)	(1.01)	(3.02) C
Net asset value, end of period	$89.79	$80.32	$62.42	$51.94	$65.03
Total Return D	17.25%	31.45%	20.64%	(18.94)%	32.82%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.42%	.36%	.51%	.58%	.58%
Expenses net of fee waivers, if any	.42%	.36%	.50%	.58%	.58%
Expenses net of all reductions, if any	.42%	.36%	.50%	.58%	.58%
Net investment income (loss)	.73%	.96%	.83%	.56%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$4,641,813	$4,055,598	$3,117,667	$2,697,336	$3,453,783
Portfolio turnover rate G	13%	3%	7%	13% H	7%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended September 30, 2025

1. Organization.
Fidelity Stock Selector Fund (the Fund) (formerly Fidelity Stock Selector All Cap Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Stock Selector, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for Fidelity Stock Selector Fund, which presents its pro-rata share of securities and other investments held indirectly through its investment in Fidelity U.S. Equity Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for Fidelity U.S. Equity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and available upon request or at the SEC's website at www.sec.gov. In addition, the financial statements of Fidelity U.S. Equity Central Fund which contain the significant accounting policies (including investment valuation policies) of that fund is available on the SEC's website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,143,957,103
Gross unrealized depreciation	(1,277,615)
Net unrealized appreciation (depreciation)	$3,142,679,488
Tax Cost	$4,880,909,215

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,450,972
Undistributed long-term capital gain	$351,025,630
Net unrealized appreciation (depreciation) on securities and other investments	$3,142,679,294

The tax character of distributions paid was as follows:

	September 30, 2025	September 30, 2024
Ordinary Income	$85,883,034	$ 40,180,024
Long-term Capital Gains	247,458,217	72,530,832
Total	$333,341,251	$ 112,710,856

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Stock Selector Fund	1,487,036,260	947,492,213
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.66
Class C	.70
Stock Selector	.62
Class K	.54
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.66
Stock Selector	.61
Class K	.54
Class I	.66
Class Z	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Stock Selector Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Stock Selector. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.12)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	709,964	9,481
Class M	.25%	.25%	625,706	1,991
Class C	.75%	.25%	170,568	16,968
			1,506,238	28,440

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	30,654
Class M	2,352
Class CA	327
33,333

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Stock Selector Fund	9,875
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $962.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Stock Selector Fund
Distributions to shareholders
Class A	$12,396,182	$4,415,640
Class M	5,241,545	1,799,395
Class C	641,129	223,029
Stock Selector	114,021,722	32,529,234
Class K	1,165,834	469,512
Class I	2,783,289	1,057,215
Class Z	197,091,550	72,216,831
Total	$333,341,251	$112,710,856
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2025	Year ended September 30, 2024	Year ended September 30, 2025	Year ended September 30, 2024
Fidelity Stock Selector Fund
Class A
Shares sold	144,009	201,009	$11,547,196	$14,565,687
Reinvestment of distributions	152,726	63,714	12,066,873	4,301,304
Shares redeemed	(422,765)	(413,140)	(34,026,965)	(29,734,980)
Net increase (decrease)	(126,030)	(148,417)	$(10,412,896)	$(10,867,989)
Class M
Shares sold	56,312	79,004	$4,396,740	$5,658,514
Reinvestment of distributions	65,926	26,450	5,202,256	1,783,516
Shares redeemed	(244,308)	(239,601)	(19,276,337)	(17,309,220)
Net increase (decrease)	(122,070)	(134,147)	$(9,677,341)	$(9,867,190)
Class C
Shares sold	29,545	36,653	$2,366,034	$2,539,903
Reinvestment of distributions	8,194	3,307	635,829	219,398
Shares redeemed	(61,243)	(63,634)	(4,790,514)	(4,484,965)
Net increase (decrease)	(23,504)	(23,674)	$(1,788,651)	$(1,725,664)
Stock Selector
Shares sold	15,462,881	9,888,000	$1,193,888,425	$721,176,620
Reinvestment of distributions	685,609	307,926	54,492,179	20,908,144
Shares redeemed	(13,996,924)	(4,016,256)	(1,043,086,698)	(287,870,900)
Net increase (decrease)	2,151,566	6,179,670	$205,293,906	$454,213,864
Class K
Shares sold	30,178	8,923	$2,459,251	$637,688
Reinvestment of distributions	14,692	6,928	1,165,834	469,512
Shares redeemed	(103,459)	(28,206)	(8,222,724)	(2,022,973)
Net increase (decrease)	(58,589)	(12,355)	$(4,597,639)	$(915,773)
Class I
Shares sold	846,339	133,622	$59,318,035	$9,545,778
Reinvestment of distributions	32,641	14,484	2,640,301	999,694
Shares redeemed	(839,694)	(143,342)	(60,036,054)	(10,440,855)
Net increase (decrease)	39,286	4,764	$1,922,282	$104,617
Class Z
Shares sold	8,043,573	3,320,792	$664,236,747	$230,402,614
Reinvestment of distributions	2,495,889	1,070,559	196,950,591	72,177,088
Shares redeemed	(9,337,742)	(3,847,641)	(762,117,718)	(276,148,787)
Net increase (decrease)	1,201,720	543,710	$99,069,620	$26,430,915
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares as follows:

Fund	Affiliated %
Fidelity Stock Selector Fund	58%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Stock Selector Fund (formerly Fidelity Stock Selector All Cap Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector Fund (formerly Fidelity Stock Selector All Cap Fund)(the "Fund"), a fund of Fidelity Capital Trust, including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2025, $465,887,500, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 99.70% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $6,320,816 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 100%; Class M designates 100%; Class C designates 100%; Stock selector designates 74%; Class K designates 72%; Class I designates 79%; and Class Z designates 71% of the dividend distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100%; Class M designates 100%; Class C designates 100%; Stock selector designates 82.03%; Class K designates 80.08%; Class I designates 88.11%; and Class Z designates 79.14% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 0.00%; Class M designates 0.00%; Class C designates 0.00%; Stock selector designates 3.17%; Class K designates 3.09%; Class I designates 3.40%; and Class Z designates 3.05% of the dividend distributed in December during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.538295.128
FSS-ANN-1125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	November 20, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	November 20, 2025